Performance Management - BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index, a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index, a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 21.89 Worst Quarter 2020, Q1: (16.33)
Performance [Table]
Average Annual Total Returns - BNY Mellon Sustainable U.S. Equity Portfolio, Inc.		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		17.87%	14.42%	14.81%
Initial Shares | Average Annual Return, Percent		15.97%	11.93%	13.56%
Service Shares | Average Annual Return, Percent		15.67%	11.65%	13.27%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
Initial Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020